Document and Entity Information	Oct. 01, 2020
Cover [Abstract]
Entity Registrant Name	Digimarc CORP
Entity Address, State or Province	OR
Amendment Flag	false
Entity Central Index Key	0001438231
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 01, 2020
Entity Incorporation State Country Code	OR
Entity File Number	001-34108
Entity Tax Identification Number	26-2828185
Entity Address, Address Line One	9405 SW Gemini Drive
Entity Address, City or Town	Beaverton
Entity Address, Postal Zip Code	97008
City Area Code	(503)
Local Phone Number	469-4800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value Per Share
Trading Symbol	DMRC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false